Trust Account (Details)	Dec. 31, 2019 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Cash and cash equivalents	$ 1,120,000
U.S. Government Treasury Securities
Schedule of Held-to-maturity Securities [Line Items]
Carrying Value	403,960,089
Gross Unrealized Holding Gain	31,347
Quoted Prices in Active Markets (Level 1) | U.S. Government Treasury Securities
Schedule of Held-to-maturity Securities [Line Items]
Fair Value	$ 403,991,436